UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08932

Artisan Funds, Inc.

(Exact name of registrant as specified in charter)

875 East Wisconsin Avenue, Suite 800

Milwaukee, WI 53202

(Address of principal executive offices) (Zip Code)

Janet D. Olsen	Bruce A. Rosenblum
Artisan Funds, Inc.	Bell, Boyd & Lloyd LLP
875 East Wisconsin Avenue, #800	1615 L Street, N.W., #1200
Milwaukee, Wisconsin 53202	Washington, DC 20036

(Name and address of agents for service)

Registrant’s telephone number, including area code: (414) 390-6100

Date of fiscal year end: 09/30/08

Date of reporting period: 12/31/07

Item 1.	Schedule of Investments.

ARTISAN EMERGING MARKETS FUND

Schedule of Investments - December 31, 2007

(Unaudited)

	Shares Held	Value
COMMON AND PREFERRED STOCKS - 97.7%

BRAZIL - 18.3%
Anhangera Educacional Participacoes SA(1)(2)(3)	30,200	$641,437
Bovespa Holding SA(2)	48,100	926,871
Companhia Brasileira de Distribuicao Grupo Pao de Acucar, Preferred(1)(3)	22,400	426,088
Companhia Energetica de Minas Gerais-CEMIG, Preferred(1)(3)	25,700	473,673
Companhia Vale do Rio Doce(1)	105,500	3,448,729
Duratex S.A., Preferred(1)(3)	16,300	394,551
Empresa Brasileira de Aeronautica S.A.(1)	54,100	615,009
Petroleo Brasileiro S.A.(1)	77,700	4,492,359
Rodobens Negocios Imobiliarios SA(1)	34,500	410,602
Tim Participacoes S.A., Preferred(1)(3)	192,600	672,602
Unibanco - Uniao de Bancos Brasileiros S.A. (Unit)(1)(3)	52,000	725,525
Votorantim Celulose e Papel S.A., Preferred(1)(3)	19,400	578,260
Wilson Sons Limited (DR)(1)(2)(3)	49,300	714,082

		14,519,788

CHILE - 0.5%
Compania Cervecerias Unidas S.A. (DR)	12,100	432,696

CHINA - 6.9%
Airmedia Group, Inc. (DR)(2)	23,300	521,454
Chaoda Modern Agriculture (Holdings) Limited	672,200	611,216
China Dongxiang Group Company(2)	1,376,000	1,021,756
China Nepstar Chain Drugstore Limited (DR)(2)	28,400	499,272
GOME Electrical Appliances Holdings Limited	416,888	1,058,607
Mindray Medical International Limited, Class A (DR)	10,600	455,482
New Oriental Education & Technology Group, Inc. (DR)(2)	4,683	377,403
Zhuzhou CSR Times Electric Co., Ltd., H Shares	638,000	940,955

		5,486,145

COLOMBIA - 0.6%
Almacenes Exito S.A. (DR)(1)	57,833	490,424

EGYPT - 3.1%
Egyptian Financial Group-Hermes Holding	89,288	1,068,300
Ghabbour Auto(2)(3)	60,219	622,249
Orascom Construction Industries	7,656	796,640

		2,487,189

HONG KONG - 2.6%
Huabao International Holdings Limited	770,000	770,257
Samson Holding Ltd.	1,554,000	324,854
Tingyi (Cayman Islands) Holding Corporation	302,000	480,263
Vinda International Holdings Limited(2)	958,000	518,475

		2,093,849

INDIA - 5.9%
Bajaj Hindusthan Limited	99,638	723,238
Central Bank Of India(2)	226,553	780,563
Dr. Reddy’s Laboratories Limited	28,888	529,131
Satyam Computer Services Limited	111,431	1,275,880
Tata Motors Limited	45,346	851,352
Wockhardt Limited	47,544	504,209

		4,664,373

INDONESIA - 0.9%
PT Telekomunikasi Indonesia(1)	685,500	741,271

ISRAEL - 0.8%
Strauss Group Ltd.(2)	39,229	631,904

LUXEMBOURG - 1.4%
Ternium S.A. (DR)	26,800	1,074,948

MEXICO - 6.1%
America Movil SAB de C.V., Series L(3)	555,900	1,706,262
Banco Compartamos SA de CV(2)(3)	99,500	432,121
Consorcio ARA, S.A. de C.V.	370,100	413,698
Fomento Economico Mexicano SAB, Series UBD	177,500	679,146
Grupo Financiero Banorte S.A. de C.V.	154,200	637,184
Grupo Televisa S.A., Series CPO	207,900	992,231

		4,860,642

NETHERLANDS - 2.2%
Kardan NV	49,464	831,667
Plaza Centers (Europe) BV(2)	192,382	880,798

		1,712,465

NIGERIA - 0.8%
Guaranty Trust Bank Plc. (DR)(1)	58,350	676,860

PAKISTAN - 0.3%
Pakistan Telecommunication Company Limited	343,000	234,047

PHILIPPINES - 2.6%
Manila Water Company(1)	2,086,100	925,851
Philippine Long Distance Telephone Company(1)	14,430	1,104,800

		2,030,651

POLAND - 1.0%
Polski Koncern Naftowy Orlen S.A.(1)(2)	37,814	790,338

RUSSIA - 6.9%
LUKOIL (DR)	20,024	1,732,076
Mining and Metallurgical Company Norilsk Nickel (DR)	3,282	888,601
PIK Group (DR)(1)(2)	4,640	141,520
PIK Group, Reg S (DR)(2)	23,500	716,750
Razguliay Group(2)	147,080	1,000,144
VTB Bank OJSC (DR)(1)(2)	98,296	1,002,619

		5,481,710

SINGAPORE - 0.9%
Epure International Ltd.(2)	499,000	727,986

SOUTH AFRICA - 4.9%
Gold Fields Limited	52,902	766,320
Grindrod Limited	149,181	511,215
Impala Platinum Holdings Limited	26,808	930,622
Reunert Limited	71,936	752,479
Telkom South Africa Limited	22,351	451,314
Tiger Brands Limited	20,479	503,409

		3,915,359

SOUTH KOREA - 12.9%
Daewoo Shipbuilding & Marine Engineering Co., Ltd.(1)	12,104	666,441
GS Engineering & Construction Corp.(1)	4,669	765,570
Hyundai Development Company(1)	7,865	768,737
Hyundai Motor Company(1)	13,918	1,060,774
Kookmin Bank(1)	15,929	1,170,796
Korean Air Lines Co., Ltd.(1)	6,619	535,099
MegaStudy Co., Ltd.(1)	2,259	639,555
Samsung Electronics Co., Ltd.(1)	5,046	2,965,842
Shinhan Financial Group Co., Ltd.(1)	17,917	1,028,026
Shinsegae Co., Ltd.(1)	853	657,223

		10,258,063

SWEDEN - 0.7%
West Siberian Resources Ltd (DR)(1)(2)	844,000	551,337

TAIWAN - 9.0%
Acer Inc.	281,122	550,378
Cathay Financial Holding Co., Ltd.	379,088	790,095
China Airlines	835,000	374,578
Chinatrust Financial Holding Company Ltd.(2)	925,440	657,676
Far Eastern Textile Ltd.	690,292	809,805
Hon Hai Precision Industry Co., Ltd.	206,440	1,285,695
Taishin Financial Holdings Co., Ltd.(2)	1,630,000	675,931
Taiwan Fertilizer Co., Ltd.	187,000	458,931
Taiwan Semiconductor Manufacturing Company Ltd.	791,669	1,513,311

		7,116,400

THAILAND - 3.4%
Bumrungrad Hospital Public Company Limited (DR)(1)	634,700	759,744
Krung Thai Bank Public Company Limited (DR) (1)	1,214,300	361,479
The Siam Cement Public Company Limited (DR)(1)	62,300	426,636
Siam Commercial Bank Public Company Limited (DR)(1)	201,700	512,383
Total Access Communication Public Company Limited(2)	557,800	641,470

		2,701,712

TURKEY - 3.1%
Cimsa Cimento Sanayi ve Ticaret A.S.	93,219	687,860
Tekfen Holding A.S.(2)	79,579	437,863
Turk Sise ve Cam Fabrikalari AS	276,951	557,564
Turkiye Sinai Kalkinma Bankasi A.S. (2)	451,430	743,237

		2,426,524

UNITED ARAB EMIRATES - 0.2%
Arabtec Holding Company	77,000	195,613

UNITED KINGDOM - 1.7%
Anglo American PLC	11,652	714,390
Eurasian Natural Resources Corporation(2)	50,000	636,992

		1,351,382

Total common and preferred stocks (Cost $ 73,312,061)		77,653,676

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 2.3%
Repurchase agreement with Fixed Income Clearing Corporation, 4.00%, dated 12/31/07, due 1/2/08, maturity value $1,856,412(4) (Cost $1,856,000)	$1,856,000	$1,856,000

Total investments - 100.0% (Cost $75,168,061)		79,509,676

Other assets less liabilities - 0.0%(5)		(34,418)

Total net assets - 100.0%(6)		$79,475,258

(1)	Valued at a fair value in accordance with procedures established by the Board of Directors of Artisan Funds. In total, securities valued at a fair value were $32,336,242 or 40.7% of total net assets.
(2)	Non-income producing security.
(3)	Non-voting shares.
(4)	Collateralized by:

Issuer	Rate	Maturity	Value
Federal National Mortgage Association Note	6.25%	5/15/29	$1,893,763

(5)	Represents less than 0.1% of total net assets.
(6)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depository Receipt, voting rights may vary.

PORTFOLIO DIVERSIFICATION - DECEMBER 31, 2007

(Unaudited)

	Value	Percentage of Total Net Assets
Consumer Discretionary	$9,860,109	12.4%
Consumer Staples	7,653,498	9.6
Energy	7,566,110	9.5
Financials	14,312,733	18.0
Healthcare	2,248,566	2.8
Industrials	9,377,510	11.8
Information Technology	8,343,585	10.5
Materials	10,612,289	13.4
Telecommunication Services	5,551,766	7.0
Utilities	2,127,510	2.7

Total common and preferred stocks	77,653,676	97.7
Short-term investments	1,856,000	2.3

Total investments	79,509,676	100.0
Other assets less liabilities	(34,418)	0.0 (1)

Total net assets	$79,475,258	100.0%

(1) Represents less than 0.1% of total net assets. CURRENCY EXPOSURE - DECEMBER 31, 2007 (Unaudited)
	Value	Percentage of Total Investments
Brazilian real	$14,519,788	18.3%
British pound	2,232,180	2.8
Egyptian pound	2,487,189	3.1
Euro	831,667	1.0
Hong Kong dollar	5,726,383	7.2
Indian rupee	4,664,373	5.9
Indonesian rupiah	741,271	0.9
Israeli shekel	631,904	0.8
Mexican peso	4,860,642	6.1
Pakistani rupee	234,047	0.3
Philippine peso	2,030,651	2.6
Polish zloty	790,338	1.0
Singapore dollar	727,986	0.9
South African rand	3,915,359	4.9
South Korean won	10,258,063	12.9
Swedish krona	551,337	0.7
Taiwan dollar	7,116,400	9.0
Thai baht	2,060,242	2.6
Turkish lira	2,426,524	3.1
United Arab Emirates dirham	195,613	0.2
US dollar	12,507,719	15.7

Total investments	$79,509,676	100.0%

ARTISAN GLOBAL VALUE FUND

Schedule of Investments - December 31, 2007

(Unaudited)

	Shares Held	Value
COMMON STOCKS - 91.8%

HONG KONG - 2.5%
Guoco Group Limited(1)	11,100	$149,473

JAPAN - 7.4%
Credit Saison Co., Ltd.(1)	4,925	134,387
SANKYO CO., LTD.(1)	3,885	180,115
Sekisui House, Ltd.(1)	12,400	134,311

		448,813

MEXICO - 2.6%
Grupo Modelo, S.A. de C.V., Series C	32,600	155,289

NETHERLANDS - 4.0%
Wolters Kluwer NV	7,441	244,563

SOUTH KOREA - 5.5%
Samsung Electronics Co., Ltd.(1)	133	78,172
Samsung Electronics Co., Ltd. (DR)	183	53,573
SK Telecom Co., Ltd. (DR)	6,810	203,210

		334,955

SWITZERLAND - 12.0%
Adecco SA(1)	2,634	141,243
Givaudan SA(1)	96	92,237
Novartis AG(1)	6,366	346,808
Pargesa Holding SA(1)	1,292	143,500

		723,788

UNITED KINGDOM - 15.8%
Diageo plc	5,573	119,811
Experian Group Ltd.	17,971	142,019
Home Retail Group plc	24,071	157,164
Signet Group plc	208,331	289,256
Unilever plc (DR)	3,340	124,983
Vodafone Group Plc (DR)	3,215	119,984

		953,217

UNITED STATES - 42.0%
Cintas Corporation	5,325	179,027
Covidien Ltd.	2,885	127,777
Dell Inc.(2)	5,825	142,771
The Home Depot, Inc.	4,130	111,262
International Speedway Corporation, Class A	4,200	172,956
Johnson & Johnson	3,600	240,120
Marsh & McLennan Companies, Inc.	14,275	377,859
Mattel, Inc.	6,010	114,430
Mohawk Industries, Inc.(2)	3,760	279,744
Motorola, Inc.	22,150	355,286
Wal-Mart Stores, Inc.	6,070	288,507
The Washington Post Company, Class B	193	152,746

		2,542,485

Total common stocks (Cost $5,718,779)		5,552,583
	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 10.0%
Repurchase agreement with State Street Bank and Trust Company, 4.00%, dated 12/31/07, due 1/2/08, maturity value $604,134(3) (Cost $604,000)	$604,000	$604,000

Total investments - 101.8% (Cost $6,322,779)		6,156,583
Other assets less liabilities - (1.8%)		(107,246)

Total net assets - 100.0%(4)		$6,049,337

(1)	Valued at a fair value in accordance with procedures established by the Board of Directors of Artisan Funds. In total, securities valued at a fair value were $1,400,246 or 23.1% of total net assets.
(2)	Non-income producing security.
(3)	Collateralized by:

Issuer	Rate	Maturity	Value
Federal Home Loan Bank Note	4.125%	4/18/08	$616,100

(4)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depository Receipt, voting rights may vary.

PORTFOLIO DIVERSIFICATION - DECEMBER 31, 2007

(Unaudited)

	Value	Percentage of Total Net Assets
Consumer Discretionary	$1,836,547	30.4%
Consumer Staples	688,590	11.4
Financials	805,219	13.3
Healthcare	714,705	11.8
Industrials	462,289	7.6
Information Technology	629,802	10.4
Materials	92,237	1.5
Telecommunication Services	323,194	5.4

Total common stocks	5,552,583	91.8
Short-term investments	604,000	10.0

Total investments	6,156,583	101.8
Other assets less liabilities	(107,246)	(1.8)

Total net assets	$6,049,337	100.0%

CURRENCY EXPOSURE - DECEMBER 31, 2007 (Unaudited)
	Value	Percentage of Total Investments
British pound	$708,250	11.5%
Euro	244,563	4.0
Hong Kong dollar	149,473	2.4
Japanese yen	448,813	7.3
Mexican peso	155,289	2.5
South Korean won	78,172	1.3
Swiss franc	723,788	11.7
US dollar	3,648,235	59.3

Total investments	$6,156,583	100.0%

ARTISAN INTERNATIONAL FUND

Schedule of Investments - December 31, 2007

(Unaudited)

	Shares Held	Value
COMMON AND PREFERRED STOCKS - 97.6%

ARGENTINA - 0.6%
Tenaris S.A.(1)	2,960,686	$66,292,514
Tenaris S.A. (DR)	1,139,113	50,952,524

		117,245,038

AUSTRALIA - 0.1%
Babcock & Brown Infrastructure Group (Units)	7,284,719	10,234,159

BELGIUM - 0.5%
Delhaize Group	857,141	75,441,632
Umicore	27,162	6,751,076

		82,192,708

BRAZIL - 0.4%
Vivo Participacoes S.A., Preferred (DR)	13,449,768	73,570,231

CANADA - 1.4%
Canadian Pacific Railway Limited	3,903,727	252,336,913

CHINA - 7.4%
Bank of China Ltd, H Shares	43,263,000	20,917,422
China Construction Bank, H Shares	117,309,900	99,596,216
China Life Insurance Co., Limited, H Shares	13,062,900	67,597,919
China Merchants Holdings International Company Limited	21,764,900	135,657,288
China Netcom Group Corporation (Hong Kong) Limited	45,137,400	135,457,352
China Petroleum and Chemical Corporation, H Shares	129,688,900	195,596,156
China Railway Group Ltd., H Shares(2)	1,762,000	2,426,947
China Resources Land Limited	88,507,600	195,689,720
China Unicom Limited	167,502,400	383,665,435
Denway Motors Limited	96,950,350	61,671,036
PICC Property and Casualty Company Limited, H Shares	14,884,000	21,264,493
Shanghai Electric Group Company Limited, H Shares	9,165,700	7,746,424

		1,327,286,408

FINLAND - 2.7%
Fortum Oyj(1)	10,708,529	479,371,640

FRANCE - 12.4%
Alstom	1,212,137	260,514,172
Bouygues SA	4,098,979	341,596,066
Carrefour SA	2,526,126	196,817,196
Electricite de France	3,212,555	382,704,795
France Telecom SA	2,832,515	101,958,298
LVMH Moet Hennessy Louis Vuitton SA	2,760,217	333,661,429
Technip SA	2,662,212	212,129,687
Vallourec SA	97,488	26,389,866
Vinci SA	5,093,611	377,196,397

		2,232,967,906

GERMANY - 17.4%
Allianz SE(1)	905,166	193,606,583
Bayer AG(1)	5,268,461	480,349,429
Daimler AG(1)	4,333,245	419,728,203
Deutsche Telekom AG(1)	14,975,583	327,536,433
Fraport AG(1)	2,722,657	213,746,243
IVG Immobilien AG(1)	1,234,066	41,766,506
Linde AG(1)	2,388,590	314,591,179
RWE AG(1)	1,699,972	238,215,903
Siemens AG(1)	1,288,312	202,251,200
United Internet AG(1)	3,192,916	76,967,458
Wacker Chemie AG(1)	2,110,329	605,284,446

		3,114,043,583

HONG KONG - 7.9%
The Bank of East Asia, Ltd.	36,555,400	249,644,119
Hutchison Whampoa Limited	37,092,324	420,995,546
New World Development Company Limited	8,818,400	31,383,615
NWS Holdings Limited	39,874,146	127,844,365
Sun Hung Kai Properties Limited	14,275,900	302,823,231
Swire Pacific Limited, Class A	20,714,777	285,852,977

		1,418,543,853

INDIA - 0.3%
Housing Development Finance Corporation Ltd.	679,911	49,229,938

ITALY - 1.2%
Fiat S.p.A.(1)	697,266	17,920,919
Intesa Sanpaolo(1)	14,840,939	116,397,212
Mediobanca S.p.A.(1)	4,266,703	87,545,329

		221,863,460

JAPAN - 8.4%
Credit Saison Co., Ltd.(1)	6,935,250	189,239,615
DENSO CORPORATION(1)	846,200	34,390,724
JAPAN TOBACCO INC.(1)	61,309	363,526,267
Jupiter Telecommunications Co., Ltd.(1)(2)	212,121	179,443,077
Mitsubishi Estate Company Ltd.(1)	4,531,400	108,621,704
Mitsubishi Heavy Industries, Ltd.(1)	44,858,800	191,972,203
Mitsui Fudosan Co., Ltd.(1)	4,226,725	91,347,714
ORIX Corporation(1)	773,090	129,280,569
SUZUKI MOTOR CORPORATION(1)	1,816,900	54,644,595
TOKYU LAND CORPORATION(1)	7,086,950	60,650,227
Urban Corporation(1)	7,329,800	97,511,107

		1,500,627,802

LUXEMBOURG - 0.5%
RTL Group	767,688	90,656,124

MEXICO - 0.4%
Grupo Televisa S.A. (DR)	3,393,670	80,667,536

NETHERLANDS - 1.6%
ASML Holding N.V.	8,864,023	280,705,963

NORWAY - 5.5%
Orkla ASA(1)	27,112,831	522,303,567
Renewable Energy Corp AS(1)(2)	2,359,200	117,939,437
SeaDrill Ltd.(1)(2)	14,293,705	344,149,724

		984,392,728

QATAR - 0.3%
Industries Qatar	1,182,648	50,027,549

RUSSIA - 5.8%
Gazprom (DR)	6,277,228	355,918,828
LUKOIL (DR)	3,612,472	312,478,828
Mining and Metallurgical Company Norilsk Nickel (DR)	323,244	87,518,313
Novorossiysk Sea Trade Port (DR)(1)(2)	198,700	3,974,000
OAO TMK (DR)(1)	927,697	41,746,365
RAO Unified Energy System (DR)(2)	1,691,783	219,931,790
Uralkali (DR)(1)(2)	369,750	14,241,641

		1,035,809,765

SINGAPORE - 0.1%
Oversea-Chinese Banking Corporation Limited	2,736,000	15,757,018

SOUTH AFRICA - 0.7%
Naspers Limited	5,714,362	135,452,039

SOUTH KOREA - 2.7%
Kookmin Bank(1)	3,323,760	244,299,364
NHN Corp.(1)(2)	1,042,935	247,253,486

		491,552,850

SPAIN - 4.7%
Gamesa Corporacion Tecnologica, S.A.(1)	4,899,299	226,675,256
Industria de Diseno Textil, S.A.(1)	2,579,091	156,813,775
Telefonica S.A.(1)	14,319,729	462,773,680

		846,262,711

SWEDEN - 0.1%
Assa Abloy AB, Class B(1)	760,600	15,132,107

SWITZERLAND - 8.1%
Adecco SA(1)	1,958,034	104,995,879
Compagnie Financiere Richemont SA (‘A’ Units)(1)	1,070,231	73,015,863
Holcim Ltd.(1)	2,098,631	222,988,029
Nestle SA(1)	1,239,032	567,741,349
Roche Holding AG(1)	404,147	75,854,365
Roche Holding AG - Genussscheine (1)(3)	2,343,016	403,587,686

		1,448,183,171

UNITED KINGDOM - 6.0%
Anglo American PLC	2,803,737	171,898,495
Lloyds TSB Group plc	23,737,420	223,028,106
National Grid PLC	20,137,580	334,316,193
Standard Chartered plc	728,736	26,749,473
William Morrison Supermarkets plc	50,834,115	325,833,117

		1,081,825,384

UNITED STATES - 0.4%
Golden Telecom, Inc.(2)	758,062	76,526,359

Total common and preferred stocks (Cost $12,831,799,011)		17,512,464,943
	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 2.0%
Repurchase agreement with Fixed Income Clearing Corporation, 4.00%, dated 12/31/07, due 1/2/08, maturity value $353,239,480(4) (Cost $353,161,000)	$353,161,000	$353,161,000

Total investments - 99.6% (Cost $13,184,960,011)		17,865,625,943

Other assets less liabilities - 0.4%		77,236,466

Total net assets - 100.0% (5)		$17,942,862,409

(1)	Valued at a fair value in accordance with procedures established by the Board of Directors of Artisan Funds. In total, securities valued at a fair value were $9,227,684,572 or 51.4% of total net assets.
(2)	Non-income producing security.
(3)	Non-voting shares.
(4)	Collateralized by:

Issuer	Rate	Maturity	Value
Federal Home Loan Mortgage Corporation Note	6.00%	2/21/17	$95,577,300
Federal Home Loan Mortgage Corporation Note	6.00	6/5/17	50,562,500
Federal Home Loan Mortgage Corporation Note	5.68	8/28/17	112,898,244
Federal National Mortgage Association Note	6.00	4/12/17	50,687,500
Federal National Mortgage Association Note	5.93125	6/5/17	50,500,000

(5)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depository Receipt, voting rights may vary.

PORTFOLIO DIVERSIFICATION - DECEMBER 31, 2007

(Unaudited)

	Value	Percentage of Total Net Assets
Consumer Discretionary	$1,638,065,320	9.1%
Consumer Staples	1,529,359,561	8.5
Energy	1,579,264,626	8.8
Financials	2,949,800,177	16.4
Healthcare	479,442,051	2.7
Industrials	3,260,125,359	18.2
Information Technology	604,926,907	3.4
Materials	1,903,622,608	10.6
Telecommunication Services	1,903,083,854	10.6
Utilities	1,664,774,480	9.3

Total common and preferred stocks	17,512,464,943	97.6
Short-term investments	353,161,000	2.0

Total investments	17,865,625,943	99.6
Other assets less liabilities	77,236,466	0.4

Total net assets	$17,942,862,409	100.0%

CURRENCY EXPOSURE - DECEMBER 31, 2007

(Unaudited)

	Value	Percentage of Total Investments
Australian dollar	$10,234,159	0.0	%(1)
British pound	1,081,825,384	6.0
Euro	7,414,356,609	41.5
Hong Kong dollar	2,745,830,261	15.4
Indian rupee	49,229,938	0.3
Japanese yen	1,500,627,802	8.4
Norwegian krone	984,392,728	5.5
Qatari riyal	50,027,549	0.3
Singapore dollar	15,757,018	0.1
South African rand	135,452,039	0.8
South Korean won	491,552,850	2.7
Swedish krona	15,132,107	0.1
Swiss franc	1,448,183,171	8.1
US dollar	1,923,024,328	10.8

Total investments	$17,865,625,943	100.0%

(1)	Represents less than 0.1% of total investments.

ARTISAN INTERNATIONAL SMALL CAP FUND

Schedule of Investments - December 31, 2007

(Unaudited)

	Shares Held	Value
COMMON STOCKS - 90.6%

AUSTRALIA - 1.1%
Billabong International Limited	1,113,530	$14,490,037

AUSTRIA - 2.0%
Flughafen Wien AG(1)	127,899	14,773,784
Wienerberger AG(1)	216,243	11,945,266

		26,719,050

CANADA - 1.9%
Great Canadian Gaming Corporation(2)	1,650,900	25,927,301

CHINA - 9.4%
Beijing Capital International Airport Company Limited, H Shares	14,268,600	24,228,110
China Everbright International Limited	56,795,800	28,407,369
China Everbright Limited(2)	8,200,600	26,029,811
China National Building Material Company Ltd., H Shares	6,100,000	23,821,402
Hengan International Group Company Limited	5,249,900	23,565,099

		126,051,791

DENMARK - 0.9%
TK Development A/S(1)(2)	823,100	11,617,729

EGYPT - 2.7%
Commercial International Bank (DR)(1)	2,140,747	35,750,475
Eastern Tobacco	956	77,815

		35,828,290

FINLAND - 1.2%
Metso Corporation(1)	285,893	15,429,288

FRANCE - 2.4%
Guyenne et Gascogne SA	113,507	19,831,377
Norbert Dentressangle	120,325	12,578,366

		32,409,743

GERMANY - 10.0%
Aixtron AG(1)(2)	1,251,637	17,109,837
C.A.T. oil AG(1)(2)	304,049	6,640,743
DIC Asset AG(1)	205,042	6,510,335
KWS Saat AG(1)	135,789	28,348,078
Praktiker Bau- und Heimwerkermaerkte Holding AG(1)	96,000	2,839,563
Strabag AG(1)	1,018	406,388
Vossloh AG(1)	233,094	27,255,981
Wacker Construction Equipment AG(1)(2)	639,125	13,582,555
Wirecard AG(1)(2)	1,856,329	30,880,544

		133,574,024

HONG KONG - 13.9%
Allied Properties (H.K.) Limited	34,686,000	12,811,409
Cafe De Coral Holdings Limited	4,818,000	11,863,647
Chen Hsong Holdings Limited	7,752,200	4,632,987
Hi Sun Technology (China) Limited(2)	8,722,700	2,819,043
Hong Kong Exchanges & Clearing Limited	1,093,500	30,964,783
I.T Ltd.	11,504,000	4,278,554
Imagi International Holdings Limited(2)	22,211,200	4,956,458
Industrial and Commercial Bank of China (Asia) Limited	13,403,000	36,097,032
Industrial and Commercial Bank of China (Asia) Limited, Warrants(2)(3)	591,222	238,842
Kowloon Development Company Limited	8,599,900	22,223,816
Sun Hung Kai & Co. Limited	8,996,000	12,114,038
Tian An China Investments Company Limited	30,255,480	42,527,004
Tian An China Investments Company Limited, Warrants(1)(2)(3)	5,427,080	668,171

		186,195,784

ITALY - 7.2%
Ansaldo STS SpA(1)(2)	1,530,531	19,338,164
Damiani S.p.A.(2)	2,205,292	12,163,475
Davide Campari - Milano S.p.A.(1)	474,607	4,518,493
Pirelli & C. Real Estate S.p.A.(1)	214,202	7,825,158
Socotherm S.p.A.(1)	1,015,711	9,306,971
Spazio Investment NV(4)	1,718,422	29,772,170
Tod’s S.p.A.(1)	193,260	13,476,078

		96,400,509

JAPAN - 4.2%
Atrium Co., Ltd.(1)	151,600	3,120,637
DAIKYO INCORPORATED(1)	2,557,000	7,567,453
en-japan inc.(1)	4,504	12,681,260
NTT URBAN DEVELOPMENT CORPORATION(1)	5,360	8,537,495
SHIZUOKA GAS CO., LTD.(1)	2,932,500	13,742,937
UNITED ARROWS LTD.(1)	377,000	3,484,483
USJ Co., Ltd.(1)	10,377	6,720,427

		55,854,692

MEXICO - 3.0%
Empresas ICA S.A.B. de C.V.(2)	6,114,050	40,327,869

NETHERLANDS - 3.2%
Advanced Metallurgical Group NV(2)	235,579	17,682,951
SBM Offshore NV	319,898	10,102,470
VastNed Retail NV	158,273	15,203,183

		42,988,604

NORWAY - 4.8%
Det Norske Oljeselskap ASA(1)(2)	293,700	4,301,903
Dockwise Ltd.(1)(2)(3)	1,472,049	6,029,232
Ocean Rig ASA(1)(2)	2,362,400	17,092,798
Scandinavian Property Development ASA(2)	744,820	4,115,141
Sea Production Ltd.(2)(3)	618,218	1,565,512
SeaDrill Ltd.(1)(2)	906,530	21,826,535
Seawell Ltd.(2)(3)	2,362,147	9,527,154

		64,458,275

OMAN - 1.2%
Bank Muscat SAOG (DR)(1)	455,985	10,145,666
Bank Muscat SAOG, Reg S (DR)	267,159	5,944,288

		16,089,954

PHILIPPINES - 0.1%
First Gen Corporation(1)	627,800	897,565

PORTUGAL - 0.6%
CIMPOR-Cimentos de Portugal, SGPS, SA	931,019	8,167,180

RUSSIA - 1.0%
Uralsvyazinform (DR)(1)	1,067,900	13,135,170

SINGAPORE - 4.7%
Fraser & Neave Limited	8,589,600	35,206,947
Jaya Holdings Limited	10,971,200	14,481,420
SIA Engineering Company	4,214,200	13,086,578

		62,774,945

SOUTH AFRICA - 0.9%
Massmart Holdings Limited	1,101,482	11,604,133

SOUTH KOREA - 3.0%
CDNetworks Co., Ltd.(1)(2)(4)	503,794	8,569,491
Gmarket Inc. (DR)(2)	695,964	17,329,504
Kangwon Land Inc.(1)	534,356	13,954,272

		39,853,267

SWEDEN - 0.3%
KABE Husvagnar AB, Class B(1)	285,100	3,521,290

SWITZERLAND - 6.0%
Bank Sarasin & Cie AG, B Shares(1)	6,056	28,546,361
Banque Cantonale Vaudoise(1)	11,371	5,013,860
Dufry Group(1)	136,632	15,210,033
iQ Power AG(1)(2)	1,386,491	1,593,361
Schindler Holding AG, Participation Certificates(1)(3)	319,396	20,416,922
Straumann Holding AG(1)	33,588	9,223,641

		80,004,178

TURKEY - 2.1%
Coca-Cola Icecek AS (Unit)	2,376,415	27,367,543
Ulker Biskuvi Sanayi AS	325,000	1,325,229

		28,692,772

UNITED KINGDOM - 2.8%
IMI PLC	914,996	7,171,729
Sibir Energy PLC	2,675,890	30,628,109

		37,799,838

Total common stocks (Cost $825,934,776)		1,210,813,278

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 8.9%
Repurchase agreement with Fixed Income Clearing Corporation, 4.00%, dated 12/31/07, due 1/2/08, maturity value $118,402,306(5) (Cost $118,376,000)	$118,376,000	$118,376,000

Total investments - 99.5% (Cost $944,310,776)		1,329,189,278

Other assets less liabilities - 0.5%		7,250,630

Total net assets - 100.0%(6)		$1,336,439,908

(1)	Valued at a fair value in accordance with procedures established by the Board of Directors of Artisan Funds. In total, securities valued at a fair value were $513,556,393 or 38.4% of total net assets.
(2)	Non-income producing security.
(3)	Non-voting shares.
(4)	Affiliated company as defined by the Investment Company Act of 1940. See Note (H) in Notes to Form NQ.
(5)	Collateralized by:

Issuer	Rate	Maturity	Value
Federal Home Loan Mortgage Corporation Note	5.30%	5/12/20	$120,746,106

(6)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depository Receipt, voting rights may vary.

PORTFOLIO DIVERSIFICATION - DECEMBER 31, 2007

(Unaudited)

	Value	Percentage of Total Net Assets
Consumer Discretionary	$142,046,432	10.6%
Consumer Staples	116,637,767	8.7
Energy	117,021,427	8.8
Financials	355,777,404	26.6
Healthcare	9,223,641	0.7
Industrials	346,831,527	26.0
Information Technology	45,827,875	3.4
Materials	49,671,533	3.7
Telecommunication Services	13,135,170	1.0
Utilities	14,640,502	1.1

Total common stocks	1,210,813,278	90.6
Short-term investments	118,376,000	8.9

Total investments	1,329,189,278	99.5
Other assets less liabilities	7,250,630	0.5

Total net assets	$1,336,439,908	100.0%

CURRENCY EXPOSURE - DECEMBER 31, 2007

(Unaudited)

	Value	Percentage of Total Investments
Australian dollar	$14,490,037	1.1%
British pound	37,799,838	2.8
Canadian dollar	25,927,301	1.9
Danish krone	11,617,729	0.9
Egyptian pound	77,815	0.0 (1)
Euro	357,281,759	26.9
Hong Kong dollar	312,247,575	23.5
Japanese yen	55,854,692	4.2
Mexican peso	40,327,869	3.0
Norwegian krone	64,458,275	4.8
Philippine peso	897,565	0.1
Singapore dollar	62,774,945	4.7
South African rand	11,604,133	0.9
South Korean won	22,523,763	1.7
Swedish krona	3,521,290	0.3
Swiss franc	78,410,817	5.9
Turkish lira	28,692,772	2.2
US dollar	200,681,103	15.1

Total investments	$1,329,189,278	100.0%

(1)	Represents less than 0.1% of total investments.

ARTISAN INTERNATIONAL VALUE FUND

Schedule of Investments - December 31, 2007

(Unaudited)

	Shares Held	Value
COMMON STOCKS - 92.0%

BERMUDA - 1.3%
Lancashire Holdings Ltd(1)	2,943,534	$21,328,216

CANADA - 3.0%
CanWest Global Communications Corp.(1)	6,682,400	48,749,460

FRANCE - 4.8%
Gemalto NV(1)	1,100,325	34,587,706
Sanofi-Aventis	310,817	28,620,007
Societe Television Francaise 1	557,156	14,906,999

		78,114,712

GERMANY - 5.7%
Heidelberger Druckmaschinen AG(2)	1,112,378	37,073,793
MLP AG(2)	1,212,307	18,905,659
Pfeiffer Vacuum Technology AG(2)(3)	455,892	36,520,670

		92,500,122

HONG KONG - 3.5%
Guoco Group Limited(2)	2,818,600	37,955,344
Pacific Century Premium Developments Limited	58,382,900	19,167,957

		57,123,301

ITALY - 1.6%
Esprinet S.p.A.(2)	2,141,098	25,683,300

JAPAN - 14.2%
ACOM CO., LTD(2)	274,570	5,578,550
Credit Saison Co., Ltd.(2)	1,578,700	43,077,406
MEITEC CORPORATION(2)	1,361,300	41,004,387
PLENUS Co., Ltd.(2)	279,300	3,896,431
The San-in Godo Bank, Ltd.(2)	932,212	7,477,314
SANKYO CO., LTD.(2)	1,022,570	47,408,139
SEINO HOLDINGS CO., LTD.(2)	1,048,800	7,112,888
Sekisui House, Ltd.(2)	3,705,700	40,138,386
UNICHARM CORPORATION(2)	550,600	34,667,792

		230,361,293

MEXICO - 4.1%
Grupo Modelo, S.A. de C.V., Series C	6,980,100	33,249,535
Kimberly-Clark de Mexico, S.A. de C.V., Class A	7,513,500	32,809,563

		66,059,098

NETHERLANDS - 4.8%
Wolters Kluwer NV	2,386,802	78,446,760

SOUTH KOREA - 5.6%
Lotte Chilsung Beverage Co., Ltd.(2)	12,043	13,463,865
Samsung Electronics Co., Ltd.(2)	79,019	46,444,286
SK Telecom Co., Ltd. (DR)	1,055,711	31,502,416

		91,410,567

SWITZERLAND - 13.7%
Adecco SA(2)	744,913	39,944,554
Givaudan SA(2)	57,065	54,827,933
Novartis AG(2)	1,627,104	88,641,754
Pargesa Holding SA(2)	277,504	30,821,825
Tamedia AG(2)	70,228	9,054,038

		223,290,104

UNITED KINGDOM - 22.5%
Benfield Group Plc	10,945,056	60,350,635
Carpetright PLC	444,275	7,517,179
Diageo plc	1,894,662	40,732,361
Experian Group Ltd.	5,789,814	45,755,068
Galiform Plc(1)	23,850,162	42,965,908
Home Retail Group plc	2,510,783	16,393,327
Signet Group plc	37,563,784	52,155,202
Unilever plc (DR)	1,219,213	45,622,950
Vitec Group PLC	1,102,465	12,838,218
Vodafone Group Plc (DR)	1,117,178	41,693,083

		366,023,931

UNITED STATES - 7.2%
Arch Capital Group Ltd.(1)	270,236	19,011,103
Covidien Ltd.	1,110,350	49,177,402
Tyco Electronics Ltd.	752,450	27,938,469
Willis Group Holdings Limited	537,495	20,408,685

		116,535,659

Total common stocks (Cost $1,364,926,678)		1,495,626,523

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 5.9%
Repurchase agreement with Fixed Income Clearing Corporation, 4.00%, dated 12/31/07, due 1/2/08, maturity value $96,365,410(4) (Cost $96,344,000)	$96,344,000	$96,344,000

Total investments - 97.9% (Cost $1,461,270,678)		1,591,970,523

Other assets less liabilities - 2.1%		34,094,027

Total net assets - 100.0%(5)		$1,626,064,550

(1)	Non-income producing security.
(2)	Valued at a fair value in accordance with procedures established by the Board of Directors of Artisan Funds. In total, securities valued at a fair value were $669,698,314 or 41.2% of total net assets.
(3)	Affiliated company as defined by the Investment Company Act of 1940. See Note (H) in Notes to Form NQ.
(4)	Collateralized by:

Issuer	Rate	Maturity	Value
Federal National Mortgage Association Note	6.25%	5/15/29	$23,748,488
Federal National Mortgage Association Note	5.70	3/27/23	38,571,900
Federal National Mortgage Association Note	5.57	6/30/28	33,504,781
Federal National Mortgage Association Note	5.50	7/14/28	2,446,100

(5)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depository Receipt, voting rights may vary.

PORTFOLIO DIVERSIFICATION - DECEMBER 31, 2007

(Unaudited)

	Value	Percentage of Total Net Assets
Consumer Discretionary	$374,470,047	23.0%
Consumer Staples	200,546,066	12.3
Financials	284,082,694	17.5
Healthcare	166,439,163	10.2
Industrials	207,411,360	12.8
Information Technology	134,653,761	8.3
Materials	54,827,933	3.4
Telecommunication Services	73,195,499	4 .5

Total common stocks	1,495,626,523	92.0
Short-term investments	96,344,000	5.9

Total investments	1,591,970,523	97.9
Other assets less liabilities	34,094,027	2.1

Total net assets	$1,626,064,550	100.0%

CURRENCY EXPOSURE - DECEMBER 31, 2007

(Unaudited)

	Value	Percentage of Total Investments
British pound	$300,036,114	18.8%
Canadian dollar	48,749,460	3.1
Euro	274,744,894	17.3
Hong Kong dollar	57,123,301	3.6
Japanese yen	230,361,293	14.5
Mexican peso	66,059,098	4.1
South Korean won	59,908,151	3.8
Swiss franc	223,290,104	14.0
US dollar	331,698,108	20.8

Total investments	$1,591,970,523	100.0%

ARTISAN MID CAP FUND

Schedule of Investments - December 31, 2007

(Unaudited)

	Shares Held	Value
COMMON STOCKS - 96.7%
CONSUMER DISCRETIONARY - 9.2%
Auto Components - 2.4%
BorgWarner Inc.	2,094,900	$101,414,109
Gentex Corporation	2,743,100	48,744,887

		150,158,996

Distributors - 0.4%
LKQ Corporation(1)	1,128,800	23,727,376

Diversified Consumer Services - 0.5%
Career Education Corporation(1)	1,356,900	34,112,466

Hotels, Restaurants & Leisure - 1.9%
Panera Bread Company, Class A(1)	412,200	14,765,004
Starbucks Corporation(1)	3,360,300	68,785,341
Wyndham Worldwide Corporation	1,468,000	34,586,080

		118,136,425

Internet & Catalog Retail - 1.3%
Amazon.com, Inc.(1)	870,400	80,633,856

Specialty Retail - 1.1%
Best Buy Co., Inc.	311,900	16,421,535
Chico’s FAS, Inc.(1)	1,622,668	14,652,692
J. Crew Group, Inc.(1)	724,900	34,947,429

		66,021,656

Textiles, Apparel & Luxury Goods - 1.6%
Crocs, Inc.(1)	1,162,500	42,791,625
Polo Ralph Lauren Corporation, Class A	670,600	41,436,374
Quiksilver, Inc.(1)	1,579,700	13,553,826

		97,781,825

CONSUMER STAPLES - 5.3%
Beverages - 2.5%
Hansen Natural Corporation(1)	3,518,000	155,812,220

Food & Staples Retailing - 0.9%
Supervalu Inc.	1,561,500	58,587,480

Food Products - 0.1%
Bunge Limited	38,300	4,458,503

Personal Products - 1.8%
Avon Products, Inc.	1,191,100	47,084,183
Bare Escentuals, Inc.(1)	2,526,800	61,274,900

		108,359,083

ENERGY - 3.3%
Energy Equipment & Services - 2.4%
Dresser-Rand Group Inc.(1)	1,300,800	50,796,240
Helix Energy Solutions Group, Inc.(1)	2,014,500	83,601,750
Weatherford International Ltd.(1)	237,400	16,285,640

		150,683,630

Oil, Gas & Consumable Fuels - 0.9%
Denbury Resources Inc.(1)	1,888,600	56,185,850

FINANCIALS - 6.3%
Capital Markets - 4.9%
Affiliated Managers Group, Inc.(1)	528,000	62,018,880
BlackRock, Inc.	121,100	26,254,480
Invesco Limited	3,711,100	116,454,318
MF Global Ltd.(1)	1,055,900	33,229,173
Northern Trust Corporation	865,100	66,249,358

		304,206,209

Consumer Finance - 0.1%
SLM Corporation	314,300	6,330,002

Diversified Financial Services - 0.4%
Moody’s Corporation	718,600	25,654,020

Real Estate Management & Development - 0.9%
The St. Joe Company	1,498,200	53,201,082

HEALTHCARE - 22.6%
Biotechnology - 1.1%
Celgene Corporation(1)	1,047,500	48,404,975
ImClone Systems Incorporated(1)	401,000	17,243,000

		65,647,975
Health Care Equipment & Supplies - 6.0%
C.R. Bard, Inc.	1,402,300	132,938,040
Intuitive Surgical, Inc.(1)	312,100	101,276,450
NuVasive, Inc.(1)	213,800	8,449,376
Varian Medical Systems, Inc.(1)	2,414,600	125,945,536

		368,609,402
Health Care Providers & Services - 1.1%
CIGNA Corporation	809,500	43,494,435
Express Scripts, Inc.(1)	296,600	21,651,800
Patterson Companies, Inc.(1)	170,500	5,788,475

		70,934,710
Health Care Technology - 1.8%
Cerner Corporation(1)	1,993,600	112,439,040

Life Sciences Tools & Services - 9.0%
Applera Corporation	2,780,000	94,297,600
Thermo Fisher Scientific, Inc.(1)	5,508,100	317,707,208
Ventana Medical Systems, Inc.(1)	1,624,800	141,731,304

		553,736,112
Pharmaceuticals - 3.6%
Allergan, Inc.	3,413,100	219,257,544

INDUSTRIALS - 16.2%
Aerospace & Defense - 2.8%
Ceradyne, Inc.(1)	128,100	6,011,733
Hexcel Corporation(1)	2,358,000	57,252,240
Precision Castparts Corp.	738,500	102,429,950
Rockwell Collins, Inc.	71,800	5,167,446

		170,861,369
Air Freight & Logistics - 0.9%
C.H. Robinson Worldwide, Inc.	580,300	31,405,836
Expeditors International of Washington, Inc.	585,500	26,160,140

		57,565,976
Airlines - 1.0%
Southwest Airlines Co.	5,140,700	62,716,540

Commercial Services & Supplies -1.1%
Equifax Inc.	1,788,300	65,022,588

Construction & Engineering - 1.7%
Fluor Corporation	350,400	51,060,288
Quanta Services, Inc.(1)	1,946,300	51,070,912

		102,131,200
Electrical Equipment - 6.1%
Cooper Industries, Ltd., Class A	3,142,200	166,159,536
First Solar, Inc.(1)	154,700	41,326,558
Roper Industries, Inc.	1,434,900	89,738,646
Suntech Power Holdings Co., Ltd. (DR)(1)(2)	948,100	78,047,592

		375,272,332
Industrial Conglomerates - 1.2%
McDermott International, Inc.(1)	1,286,200	75,924,386

Machinery - 1.4%
AGCO Corporation(1)	811,600	55,172,568
Harsco Corporation	485,300	31,093,171
Valmont Industries, Inc.	27,400	2,441,888

		88,707,627
INFORMATION TECHNOLOGY - 31.1%
Communications Equipment - 2.4%
Ciena Corporation(1)	691,900	23,600,709
Juniper Networks, Inc.(1)	3,682,400	122,255,680

		145,856,389
Computers & Peripherals - 3.0%
Intermec, Inc.(1)(3)	3,792,600	77,027,706
Network Appliance, Inc.(1)	1,763,200	44,009,472
Sun Microsystems, Inc.(1)	3,650,200	66,178,126

		187,215,304
Electronic Equipment & Instruments - 1.9%
Flextronics International Ltd. (1)	4,636,900	55,921,014
Trimble Navigation Limited(1)	1,996,000	60,359,040

		116,280,054
Internet Software & Services - 3.0%
VeriSign, Inc.(1)	4,032,900	151,677,369
Yahoo! Inc.(1)	1,487,600	34,601,576

		186,278,945
IT Services - 3.1%
Iron Mountain Incorporated(1)	1,068,250	39,546,615
Paychex, Inc.	263,800	9,554,836
The Western Union Company	5,855,500	142,171,540

		191,272,991
Office Electronics - 0.6%
Zebra Technologies Corporation(1)	1,097,200	38,072,840

Semiconductors & Semiconductor Equipment - 8.9%
Analog Devices, Inc.	1,376,800	43,644,560
Broadcom Corporation, Class A(1)	5,917,750	154,689,985
Linear Technology Corporation	1,989,900	63,338,517
Marvell Technology Group Ltd.(1)	3,975,000	55,570,500
MEMC Electronic Materials, Inc.(1)	1,386,900	122,726,781
NVIDIA Corporation(1)	3,142,550	106,909,551

		546,879,894
Software - 8.2%
Electronic Arts Inc.(1)	5,484,600	320,355,486
NAVTEQ Corporation(1)	723,800	54,719,280
Red Hat, Inc.(1)	4,669,700	97,316,548
VMware, Inc., Class A(1)	409,700	34,820,403

		507,211,717
MATERIALS - 2.3%
Chemicals - 2.2%
The Mosaic Company(1)	1,427,900	134,708,086

Metals & Mining - 0.1%
Allegheny Technologies Incorporated	47,500	4,104,000

TELECOMMUNICATION SERVICES - 0.4%
Wireless Telecommunication Services - 0.4%
NII Holdings, Inc.(1)	492,400	23,792,768

Total common stocks (Cost $4,677,843,587)		5,964,550,468
	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 5.5%
Repurchase agreement with Fixed Income Clearing Corporation, 4.00%, dated 12/31/07, due 1/2/08, maturity value $339,239,370(4) (Cost $339,164,000)	$339,164,000	$339,164,000

Total investments - 102.2% (Cost $5,017,007,587)		6,303,714,468

Other assets less liabilities - (2.2%)	(136,730,234)

Total net assets - 100.0%(5)	$6,166,984,234

(1)	Non-income producing security.
(2)	The Fund considers the company to be from China. See the Fund’s Statement of Additional Information for information on how a particular country is assigned. The security trades in U.S. dollars.
(3)	Affiliated company as defined by the Investment Company Act of 1940. See Note (H) in Notes to Form NQ.
(4)	Collateralized by:

Issuer	Rate	Maturity	Value
Federal Home Loan Mortgage Corporation Note	5.45%	3/29/19	$50,312,500
Federal Home Loan Mortgage Corporation Note	5.68	8/28/17	114,252,338
Federal Home Loan Mortgage Corporation Note	5.70	10/4/17	50,375,000
Federal Home Loan Mortgage Corporation Note	5.00	12/14/18	50,375,000
Federal National Mortgage Association Note	5.55	7/10/28	80,635,844

(5)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depository Receipt, voting rights may vary.

ARTISAN MID CAP VALUE FUND

Schedule of Investments - December 31, 2007

(Unaudited)

	Shares Held	Value
COMMON STOCKS - 99.1%

CONSUMER DISCRETIONARY - 15.1%
Automobiles - 1.6%
Thor Industries, Inc.	1,279,200	$48,622,392

Hotels, Restaurants & Leisure - 1.2%
Darden Restaurants, Inc.	1,305,000	36,161,550

Household Durables - 3.8%
Leggett & Platt, Incorporated	2,639,100	46,025,904
Mohawk Industries, Inc.(1)	933,200	69,430,080

		115,455,984
Media - 1.6%
Marvel Entertainment, Inc.(1)	1,771,800	47,324,778

Specialty Retail - 6.9%
AutoZone, Inc.(1)	339,100	40,661,481
Chico’s FAS, Inc.(1)	3,667,500	33,117,525
Foot Locker, Inc.	3,139,400	42,884,204
Rent-A-Center, Inc.(1)(2)	3,768,900	54,724,428
Zale Corporation(1)(2)	2,323,600	37,317,016

		208,704,654

CONSUMER STAPLES - 2.6%
Food Products - 2.6%
Pilgrim’s Pride Corporation	738,500	21,379,575
Smithfield Foods, Inc.(1)	2,037,900	58,936,068

		80,315,643

ENERGY - 16.8%
Energy Equipment & Services - 4.3%
BJ Services Company	1,859,600	45,113,896
Nabors Industries Ltd.(1)	3,097,700	84,846,003

		129,959,899
Oil, Gas & Consumable Fuels - 12.5%
Apache Corporation	274,217	29,489,296
Cimarex Energy Co.	1,885,100	80,173,303
Forest Oil Corporation(1)	281,200	14,296,208
Holly Corporation	805,600	40,996,984
Mariner Energy, Inc.(1)	2,140,991	48,985,874
Noble Energy, Inc.	843,200	67,051,264
Pioneer Natural Resources Company	2,024,204	98,862,123

		379,855,052

FINANCIALS - 22.2%
Commercial Banks - 2.1%
Zions Bancorporation	1,344,300	62,765,367

Consumer Finance - 1.7%
The Student Loan Corporation	456,000	50,160,000

Insurance - 16.3%
Alleghany Corporation(1)	311,686	125,297,772
Allied World Assurance Company Holdings, Ltd	1,569,200	78,726,764
Arch Capital Group Ltd.(1)	302,473	21,278,976
Brown & Brown, Inc.	2,085,100	48,999,850
Fidelity National Financial, Inc.	4,690,831	68,533,041
MBIA Inc.	1,088,000	20,269,440
The Progressive Corporation	3,242,900	62,133,964
White Mountains Insurance Group, Ltd.	129,700	66,672,285

		491,912,092
Real Estate Investment Trusts (REITS) - 1.7%
Annaly Capital Management, Inc.	2,784,100	50,614,938

Thrifts & Mortgage Finance - 0.4%
IndyMac Bancorp, Inc.	1,860,100	11,067,595

HEALTHCARE - 2.1%
Health Care Providers & Services - 2.1%
CIGNA Corporation	1,206,000	64,798,380

INDUSTRIALS - 17.8%
Building Products - 1.2%
USG Corporation(1)	1,035,600	37,064,124

Commercial Services & Supplies - 1.3%
Manpower Inc.	668,300	38,026,270

Electrical Equipment - 4.4%
Acuity Brands, Inc.(2)	2,097,900	94,405,500
Hubbell Incorporated, Class B	767,100	39,582,360

		133,987,860
Machinery - 1.8%
Dover Corporation	1,184,900	54,612,041

Marine - 1.9%
Alexander & Baldwin, Inc.	1,115,800	57,642,228

Road & Rail - 5.2%
Con-way Inc.	1,678,700	69,733,198
Ryder System, Inc.	1,862,700	87,565,527

		157,298,725
Trading Companies & Distributors - 2.0%
GATX Corporation	1,615,900	59,271,212

INFORMATION TECHNOLOGY - 19.4%
Computers & Peripherals - 1.5%
Western Digital Corporation (1)	1,536,500	46,417,665

Electronic Equipment & Instruments - 8.0%
Arrow Electronics, Inc.(1)	1,518,800	59,658,464
Avnet, Inc.(1)	1,607,100	56,200,287
Benchmark Electronics, Inc. (1)(2)	2,410,900	42,745,257
Ingram Micro Inc., Class A (1)	4,679,100	84,410,964

		243,014,972
IT Services - 6.4%
Broadridge Financial Solutions, Inc.	3,877,900	86,981,297
Hewitt Associates, Inc.(1)	922,200	35,311,038
SAIC, Inc.(1)	3,497,600	70,371,712

		192,664,047
Semiconductors & Semiconductor Equipment - 3.5%
Analog Devices, Inc.	1,828,900	57,976,130
National Semiconductor Corporation	2,152,300	48,728,072

		106,704,202

UTILITIES - 3.1%
Multi-Utilities. - 3.1%
PNM Resources, Inc.	1,968,600	42,226,470
TECO Energy, Inc.	3,056,900	52,609,249

		94,835,719

Total common stocks (Cost $3,027,822,030)		2,999,257,389

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 0.8%
Repurchase agreement with Fixed Income Clearing Corporation, 4.00%, dated 12/31/07, due 1/2/08, maturity value $22,401,977(3) (Cost $22,397,000)	$22,397,000	$22,397,000

Total investments - 99.9% (Cost $3,050,219,030)		3,021,654,389

Other assets less liabilities - 0.1%		4,206,941

Total net assets - 100.0%(4)		$3,025,861,330

(1)	Non-income producing security.
(2)	Affiliated company as defined by the Investment Company Act of 1940. See Note (H) in Notes to Form NQ.
(3)	Collateralized by:

Issuer	Rate	Maturity	Value
Federal Home Loan Mortgage Corporation Note	5.68%	8/28/17	$22,848,392

(4)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

ARTISAN OPPORTUNISTIC VALUE FUND

Schedule of Investments - December 31, 2007

(Unaudited)

	Shares Held	Value
COMMON STOCKS - 92.1%

CONSUMER DISCRETIONARY - 10.1%
Hotels, Restaurants & Leisure - 2.6%
Carnival Corporation	140,500	$6,250,845

Household Durables - 2.6%
Mohawk Industries, Inc.(1)	83,200	6,190,080

Media - 2.4%
Comcast Corporation, Class A(1)(2)	316,200	5,729,544

Specialty Retail - 2.5%
Chico’s FAS, Inc.(1)	260,400	2,351,412
Foot Locker, Inc.	253,300	3,460,078

		5,811,490

CONSUMER STAPLES - 7.0%
Food & Staples Retailing - 4.9%
Wal-Mart Stores, Inc.	241,200	11,464,236

Food Products - 2.1%
Smithfield Foods, Inc.(1)	169,000	4,887,480

ENERGY - 9.6%
Energy Equipment & Services - 6.7%
Nabors Industries Ltd.(1)	273,800	7,499,382
Tenaris S.A. (DR)(3)	188,600	8,436,078

		15,935,460
Oil, Gas & Consumable Fuels - 2.9%
Apache Corporation	54,200	5,828,668
Forest Oil Corporation(1)	21,700	1,103,228

		6,931,896

FINANCIALS - 41.2%
Commercial Banks - 17.8%
Barclays PLC(3)	996,600	9,998,515
BNP Paribas(3)	115,300	12,511,592
Royal Bank of Scotland Group PLC(3)	1,200,300	10,608,570
Wachovia Corporation	231,700	8,811,551

		41,930,228
Diversified Financial Services - 3.7%
Bank of America Corporation	209,900	8,660,474

Insurance - 17.3%
Allied World Assurance Company Holdings, Ltd	131,300	6,587,321
The Allstate Corporation	217,500	11,360,025
American International Group, Inc.	205,100	11,957,330
Berkshire Hathaway Inc., Class B(1)	900	4,262,400
The Progressive Corporation	346,200	6,633,192

		40,800,268
Real Estate Investment Trusts (REITS) - 2.0%
Annaly Capital Management, Inc.	264,500	4,808,610

Thrifts & Mortgage Finance - 0.4%
IndyMac Bancorp, Inc.	177,400	1,055,530

HEALTHCARE - 5.4%
Health Care Providers & Services - 2.7%
CIGNA Corporation	117,700	6,324,021

Pharmaceuticals - 2.7%
Johnson & Johnson	95,900	6,396,530

INDUSTRIALS - 2.3%
Air Freight & Logistics - 2.3%
FedEx Corporation	59,800	5,332,366

INFORMATION TECHNOLOGY - 16.5%
Computers & Peripherals - 1.6%
Seagate Technology	144,000	3,672,000

Electronic Equipment & Instruments - 5.0%
Avnet, Inc.(1)	143,100	5,004,207
Ingram Micro Inc., Class A (1)	382,600	6,902,104

		11,906,311
IT Services - 5.1%
Accenture Ltd, Class A	140,200	5,051,406
Broadridge Financial Solutions, Inc.	313,100	7,022,833

		12,074,239
Semiconductors & Semiconductor Equipment - 2.9%
Taiwan Semiconductor Manufacturing Company Ltd. (DR) (3)	686,220	6,834,751

Software - 1.9%
Microsoft Corporation	123,870	4,409,772

Total common stocks (Cost $ 234,968,788)		217,406,131

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 7.9%
Repurchase agreement with Fixed Income Clearing Corporation, 4.00%, dated 12/31/07, due 1/2/08, maturity value $18,661,146(4) (Cost $18,657,000)	$18,657,000	$18,657,000

Total investments - 100.0% (Cost $253,625,788)		236,063,131

Other assets less liabilities - 0.0%(5)		22,739

Total net assets - 100.0%(6)		$236,085,870

(1)	Non-income producing security.
(2)	Non-voting shares.
(3)	The Fund considers the company to be from outside of the United States. See the Fund’s Statement of Additional Information for information on how a particular country is assigned.

Security	Country	Trading Currency
Barclays PLC	United Kingdom	British pound
BNP Paribas	France	Euro
Royal Bank of Scotland Group PLC	United Kingdom	British pound
Taiwan Semiconductor Manufacturing Company Ltd. (DR)	Taiwan	US dollar
Tenaris S.A. (DR)	Argentina	US dollar

(4)	Collateralized by:

Issuer	Rate	Maturity	Value
Federal National Mortgage Association Note	6.25%	5/15/29	$19,031,725

(5)	Represents less than 0.1% of total net assets.
(6)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depository Receipt, voting rights may vary.

CURRENCY EXPOSURE – DECEMBER 31,2007

(Unaudited)

	Value	Percentage of Total Investments
British pound	$20,607,085	8.7%
Euro	12,511,592	5.3
US dollar	202,944,454	86.0

Total investments	$236,063,131	100.0%

ARTISAN SMALL CAP FUND

Schedule of Investments - December 31, 2007

(Unaudited)

	Shares Held	Value
COMMON STOCKS - 96.0%
CONSUMER DISCRETIONARY - 13.0%
Distributors - 1.2%
LKQ Corporation(1)	578,000	$12,149,560

Diversified Consumer Services - 2.6%
Bright Horizons Family Solutions, Inc.(1)	427,500	14,765,850
Strayer Education, Inc.	70,400	12,008,832

		26,774,682
Hotels, Restaurants & Leisure - 2.4%
BJ’s Restaurants, Inc.(1)	613,400	9,973,884
Morgans Hotel Group Co.(1)	792,700	15,283,256

		25,257,140
Specialty Retail - 4.1%
DSW Inc., Class A(1)	472,800	8,869,728
Hibbett Sports, Inc.(1)	847,850	16,940,043
Tween Brands, Inc.(1)	628,700	16,647,976

		42,457,747
Textiles, Apparel & Luxury Goods - 2.7%
Carter’s, Inc.(1)	704,100	13,624,335
Iconix Brand Group, Inc.(1)	733,100	14,412,746

		28,037,081

CONSUMER STAPLES - 3.5%
Food & Staples Retailing - 3.5%
The Andersons, Inc.	117,900	5,281,920
Performance Food Group Company(1)	498,000	13,381,260
United Natural Foods, Inc.(1)	559,900	17,760,028

		36,423,208

ENERGY - 6.2%
Energy Equipment & Services - 6.2%
Allis-Chalmers Energy Inc.(1)	811,100	11,963,725
Core Laboratories N.V.(1)	73,700	9,191,864
Dril-Quip, Inc.(1)	152,700	8,499,282
Hercules Offshore, Inc.(1)	744,200	17,697,076
W-H Energy Services, Inc.(1)	293,600	16,503,256

		63,855,203

FINANCIALS - 6.9%
Capital Markets - 1.5%
Ares Capital Corporation	1,065,176	15,583,525

Commercial Banks - 3.6%
Alabama National BanCorporation	166,700	12,970,927
Westamerica Bancorporation	218,000	9,711,900
Wintrust Financial Corporation	431,200	14,285,656

		36,968,483
Insurance - 1.8%
National Financial Partners Corp.	401,200	18,298,732

HEALTHCARE - 20.8%
Health Care Equipment & Supplies - 7.8%
ArthroCare Corporation(1)	295,900	14,217,995
ev3 Inc.(1)	133,500	1,696,785
ICU Medical, Inc.(1)	351,300	12,650,313
NxStage Medical, Inc.(1)	753,700	11,433,629
Thoratec Corporation(1)	579,700	10,544,743
TomoTherapy Incorporated(1)(2)	658,200	12,874,392
Wright Medical Group, Inc.(1)	564,400	16,463,548

		79,881,405
Health Care Providers & Services - 6.4%
HealthExtras, Inc.(1)	672,700	17,544,016
inVentiv Health, Inc.(1)	531,700	16,461,432
PSS World Medical, Inc.(1)	828,100	16,205,917
Psychiatric Solutions, Inc.(1)	468,500	15,226,250

		65,437,615
Health Care Technology - 1.8%
MedAssets, Inc.(1)	266,400	6,377,616
Phase Forward Incorporated(1)	561,100	12,203,925

		18,581,541
Life Sciences Tools & Services - 1.8%
ICON PLC (DR)(1)(3)	307,100	18,997,206

Pharmaceuticals - 3.0%
K-V Pharmaceutical Company, Class A(1)	688,700	19,655,498
Obagi Medical Products, Inc.(1)	590,300	10,796,587

		30,452,085

INDUSTRIALS - 23.3%
Aerospace & Defense - 2.3%
AAR CORP.(1)	440,900	16,767,427
Ladish Co., Inc.(1)	158,800	6,858,572

		23,625,999
Airlines - 1.2%
AirTran Holdings, Inc.(1)	1,717,500	12,297,300

Commercial Services & Supplies - 9.0%
The Advisory Board Company(1)	296,500	19,032,335
CRA International, Inc.(1)	317,800	15,130,458
The GEO Group, Inc.(1)	615,100	17,222,800
Kenexa Corporation(1)	675,200	13,112,384
Resources Connection, Inc.	529,800	9,621,168
Waste Connections, Inc.(1)	584,925	18,074,182

		92,193,327
Machinery - 6.2%
Actuant Corporation	471,100	16,022,111
Astec Industries, Inc.(1)	36,500	1,357,435
Dynamic Materials Corporation	183,600	10,814,040
Kaydon Corporation	311,600	16,994,664
The Middleby Corporation(1)	247,300	18,948,126

		64,136,376
Marine - 0.8%
Eagle Bulk Shipping Inc.	313,000	8,310,150

Road & Rail - 1.7%
Old Dominion Freight Line, Inc.(1)	770,100	17,797,011

Trading Companies & Distributors - 1.3%
Interline Brands, Inc.(1)	616,300	13,503,133

Transportation Infrastructure - 0.8%
Aegean Marine Petroleum Network Inc.(3)	216,200	8,299,918

INFORMATION TECHNOLOGY - 20.7%
Communications Equipment - 3.0%
Aruba Networks, Inc.(1)	1,026,100	15,299,151
Avocent Corporation(1)	649,700	15,144,507

		30,443,658
IT Services - 2.2%
Euronet Worldwide, Inc.(1)	525,500	15,765,000
Global Cash Access Holdings, Inc.(1)	1,184,100	7,175,646

		22,940,646
Semiconductors & Semiconductor Equipment - 5.8%
Atheros Communications, Inc.(1)	458,600	14,005,644
DSP Group, Inc.(1)	524,600	6,400,120
Microsemi Corporation(1)	635,300	14,065,542
SiRF Technology Holdings, Inc.(1)	470,700	11,828,691
Tessera Technologies, Inc.(1)	312,600	13,004,160

		59,304,157
Software - 9.7%
ACI Worldwide, Inc.(1)	487,300	9,278,192
Blackbaud, Inc.	277,500	7,781,100
CommVault Systems, Inc.(1)	810,600	17,168,508
Epicor Software Corporation(1)	1,022,300	12,042,694
Informatica Corporation(1)	772,100	13,913,242
Macrovision Corporation(1)	764,500	14,013,285
Progress Software Corporation(1)	420,800	14,172,544
Wind River Systems, Inc.(1)	1,229,400	10,978,542

		99,348,107

UTILITIES - 1.6%
Electrical Utilities - 1.6%
ITC Holdings Corp.	295,200	16,655,184

Total common stocks (Cost $906,616,780)		988,010,179

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 4.3%
Repurchase agreement with Fixed Income Clearing Corporation, 4.00%, dated 12/31/07, due 1/2/08, maturity value $43,986,773(4) (Cost $43,977,000)	$43,977,000	$43,977,000

Total investments - 100.3% (Cost $950,593,780)		1,031,987,179

Other assets less liabilities - (0.3%)		(3,542,740)

Total net assets - 100.0%(5)		$1,028,444,439

(1)	Non-income producing security.
(2)	Non-voting shares.
(3)	The Fund considers the company to be from outside of the United States. See the Fund’s Statement of Additional Information for information on how a particular country is assigned.

Security	Country	Trading Currency
Aegean Marine Petroleum Network Inc.	Greece	US dollar
ICON PLC (DR)	Ireland	US dollar

(4)	Collateralized by:

Issuer	Rate	Maturity	Value
Federal Home Loan Mortgage Corporation Note	6.00%	9/28/20	$44,861,575

(5)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depository Receipt, voting rights may vary.

ARTISAN SMALL CAP VALUE FUND

Schedule of Investments - December 31, 2007

(Unaudited)

	Shares Held	Value
COMMON STOCKS - 99.4%

CONSUMER DISCRETIONARY - 15.1%
Automobiles - 0.5%
Thor Industries, Inc.	220,100	$8,366,001

Hotels, Restaurants & Leisure - 1.4%
Gaylord Entertainment Company(1)	209,300	8,470,371
IHOP Corp.	245,900	8,995,022
Ruth’s Chris Steak House, Inc.(1)	896,400	8,013,816

		25,479,209
Household Durables - 3.2%
Champion Enterprises, Inc.(1)	531,400	5,005,788
Ethan Allen Interiors Inc.	1,427,900	40,695,150
Furniture Brands International, Inc.	1,100,400	11,070,024

		56,770,962
Leisure Equipment & Products - 1.5%
MarineMax, Inc.(1)(2)	1,202,400	18,637,200
Pool Corporation	456,300	9,048,429

		27,685,629
Media - 1.7%
Marvel Entertainment, Inc.(1)	585,100	15,628,021
World Wrestling Entertainment, Inc., Class A	1,062,900	15,688,404

		31,316,425
Specialty Retail - 5.8%
bebe stores, inc.	773,000	9,940,780
Charlotte Russe Holding, Inc.(1)	595,800	9,622,170
Chico’s FAS, Inc.(1)	934,900	8,442,147
Rent-A-Center, Inc.(1)(2)	1,685,500	24,473,460
Sonic Automotive, Inc., Class A	1,352,700	26,188,272
Zale Corporation(1)(2)	1,562,100	25,087,326

		103,754,155
Textiles, Apparel & Luxury Goods - 1.0%
Kellwood Company	1,068,250	17,775,680

CONSUMER STAPLES - 1.6%
Food Products - 1.6%
Sanderson Farms, Inc.	837,400	28,287,372

ENERGY - 16.0%
Energy Equipment & Services - 6.7%
Cal Dive International, Inc.(1)	1,311,787	17,368,060
Complete Production Services, Inc.(1)	1,052,100	18,906,237
Grey Wolf, Inc.(1)	4,820,400	25,692,732
Parker Drilling Company(1)	1,651,800	12,471,090
RPC Inc.	2,745,700	32,152,147
Superior Energy Services, Inc.(1)	391,900	13,489,198

		120,079,464
Oil, Gas & Consumable Fuels - 9.3%
Cimarex Energy Co.	1,014,500	43,146,685
Comstock Resources, Inc.(1)	563,600	19,162,400
Energy Partners, Ltd.(1)	1,402,220	16,560,218
Forest Oil Corporation(1)	101,958	5,183,545
Mariner Energy, Inc.(1)	1,393,497	31,883,211
Rosetta Resources Inc.(1)	1,315,100	26,078,433
St. Mary Land & Exploration Company	375,800	14,509,638
Stone Energy Corporation(1)	211,500	9,921,465

		166,445,595
FINANCIALS - 10.2%
Diversified Financial Services - 1.1%
PICO Holdings, Inc.(1)	563,600	18,948,232
Insurance - 7.0%
Hilb Rogal & Hobbs Company	1,444,000	58,583,080
Max Capital Group Ltd.	585,100	16,376,949
Stewart Information Services Corporation(2)	1,588,900	41,454,401
Zenith National Insurance Corp.	220,100	9,845,073

		126,259,503
Real Estate Investment Trusts (REITS) - 2.1%
Annaly Capital Management, Inc.	763,100	13,873,158
Cousins Properties Incorporated	1,052,100	23,251,410

		37,124,568
HEALTHCARE - 7.2%
Health Care Equipment & Supplies - 1.0%
CONMED Corporation(1)	515,300	11,908,583
National Dentex Corporation(1)(2)	413,500	6,665,620

		18,574,203
Health Care Providers & Services - 6.2%
America Service Group Inc.(1)(2)	628,000	4,603,240
AMN Healthcare Services, Inc.(1)(2)	2,077,400	35,668,958
Cross Country Healthcare, Inc.(1)(2)	2,329,700	33,174,928
HealthSpring, Inc.(1)	1,486,900	28,325,445
Medical Staffing Network Holdings, Inc.(1)(2)	1,621,100	9,775,233

		111,547,804
INDUSTRIALS - 13.9%
Building Products - 0.4%
NCI Building Systems, Inc.(1)	233,200	6,713,828

Commercial Services & Supplies - 5.4%
ABM Industries Incorporated	602,800	12,291,092
Diamond Management & Technology Consultants, Inc.(2)	1,959,300	14,244,111
Hudson Highland Group, Inc.(1)(2)	1,325,900	11,150,819
Kforce Inc.(1)	1,986,100	19,364,475
Korn/Ferry International(1)	767,600	14,446,232
Watson Wyatt Worldwide, Inc.	526,100	24,416,301

		95,913,030
Electrical Equipment - 2.5%
Acuity Brands, Inc.(2)	405,000	18,225,000
The Genlyte Group Incorporated(1)	198,600	18,906,720
Power-One, Inc.(1)	1,886,000	7,525,140

		44,656,860
Machinery - 1.7%
Albany International Corp., Class A	361,200	13,400,520
Commercial Vehicle Group, Inc(1)(2)	1,127,300	16,345,850

		29,746,370
Marine - 0.5%
American Commercial Lines Inc.(1)	585,100	9,502,024

Road & Rail - 3.4%
Arkansas Best Corporation	1,116,500	24,496,010
Con-way Inc.	252,300	10,480,542
Heartland Express, Inc.	882,400	12,512,432
Knight Transportation, Inc.	885,700	13,117,217

		60,606,201
INFORMATION TECHNOLOGY - 25.5%
Computers & Peripherals - 2.9%
Imation Corp.	644,200	13,528,200
Intevac, Inc.(1)(2)	1,170,200	17,014,708
Xyratex Ltd(1)	1,368,800	21,627,040

		52,169,948
Electronic Equipment & Instruments - 4.3%
Benchmark Electronics, Inc.(1)(2)	1,433,200	25,410,636
Orbotech, Ltd.(1)(2)(3)	2,582,000	45,314,100
RadiSys Corporation(1)	510,000	6,834,000

		77,558,736
Internet Software & Services - 1.3%
EarthLink, Inc.(1)	3,253,000	22,998,710

IT Services - 7.2%
CACI International Inc(1)	858,900	38,452,953
CIBER, Inc.(1)	671,000	4,099,810
Gevity HR, Inc.(2)	1,293,700	9,948,553
MPS Group, Inc.(1)	2,565,900	28,070,946
SI International Inc. (1)(2)	1,079,000	29,640,130
SRA International, Inc., Class A(1)	638,800	18,812,660

		129,025,052
Semiconductors & Semiconductor Equipment - 7.9%
Actel Corporation(1)	1,025,300	14,005,598
ATMI, Inc.(1)	466,900	15,057,525
Cymer, Inc.(1)	229,300	8,926,649
DSP Group, Inc.(1)	563,700	6,877,140
Entegris, Inc.(1)	2,861,100	24,691,293
LTX Corporation(1)(2)	3,371,100	10,720,098
Rudolph Technologies, Inc.(1)	1,406,400	15,920,448
Silicon Image, Inc.(1)	2,351,200	10,627,424
Standard Microsystems Corporation(1)	360,700	14,092,549
Ultra Clean Holdings, Inc.(1)	982,300	11,984,060
Ultratech, Inc.(1)	826,700	9,374,778

		142,277,562
Software - 1.9%
Lawson Software, Inc.(1)	3,328,100	34,079,744

MATERIALS - 3.8%
Metals & Mining - 3.8%
Quanex Corporation	1,328,575	68,953,043

TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.5%
IDT Corporation	520,700	4,113,530
IDT Corporation, Class B(4)	526,100	4,445,545

		8,559,075
UTILITIES - 5.6%
Electrical Utilities - 3.5%
ALLETE, Inc.	746,100	29,530,638
El Paso Electric Company(1)	864,200	22,097,594
UIL Holdings Corporation	303,700	11,221,715

		62,849,947
Gas Utilities - 1.1%
The Laclede Group, Inc.	552,900	18,931,296

Multi-Utilities - 1.0%
PNM Resources, Inc.	832,000	17,846,400

Total common stocks (Cost $1,856,098,723)		1,780,802,628
	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 0.7%
Repurchase agreement with Fixed Income Clearing Corporation, 4.00%, dated 12/31/07, due 1/2/08, maturity value $13,395,976(5) (Cost $13,393,000)	$13,393,000	$13,393,000

Total investments - 100.1% (Cost $1,869,491,723)		1,794,195,628

Other assets less liabilities - (0.1%)		(2,143,342)

Total net assets - 100.0%(6)		$1,792,052,286

(1)	Non-income producing security.
(2)	Affiliated company as defined by the Investment Company Act of 1940. See Note (H) in Notes to Form NQ.
(3)	The Fund considers the company to be from Israel. See the Fund’s Statement of Additional Information for information on how a particular country is assigned. The security trades in U.S. dollars.
(4)	Non-voting shares.
(5)	Collateralized by:

Issuer	Rate	Maturity	Value
Federal Home Loan Mortgage Corporation Note	5.625%	11/23/35	$1,117,969
Federal Home Loan Mortgage Corporation Note	6.00	4/16/37	286,781
Federal National Mortgage Association Note	6.25	5/15/29	12,256,525

(6)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

ARTISAN FUNDS, INC.

Notes to Form NQ – December 31, 2007 (Unaudited)

(A)	Organization:

As of December 31, 2007, Artisan Funds, Inc. (“Artisan Funds”) is a series comprised of ten open-end, diversified mutual funds (each a “Fund” and collectively the “Funds”):

Fund Name
Artisan Emerging Markets Fund (“Emerging Markets Fund” or “Emerging Markets”)
Artisan Global Value Fund (“Global Value Fund” or “Global Value”)
Artisan International Fund (“International Fund” or “International”)
Artisan International Small Cap Fund (“International Small Cap Fund” or “International Small Cap”)
Artisan International Value Fund (“International Value Fund” or “International Value”)
Artisan Mid Cap Fund (“Mid Cap Fund” or “Mid Cap”)
Artisan Mid Cap Value Fund (“Mid Cap Value Fund” or “Mid Cap Value”)
Artisan Opportunistic Value Fund (“Opportunistic Value Fund” or “Opportunistic Value”)
Artisan Small Cap Fund (“Small Cap Fund” or “Small Cap”)
Artisan Small Cap Value Fund (“Small Cap Value Fund” or “Small Cap Value”)

(B)	Security valuation:

The net asset value (“NAV”) of the shares of each class of each Fund was determined as of the close of regular session trading on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m., Eastern Time, but sometimes earlier) each day the NYSE was open for regular session trading. The NAV of each class of shares was determined by dividing the value of each Fund’s securities and other assets attributed to that class, less its liabilities attributed to that class, by the number of outstanding shares of that class of that Fund.

In determining NAV, each equity security traded on a securities exchange, including the Nasdaq Stock Market and over-the-counter securities, was valued at the closing price as of the time of valuation on the exchange or market designated by the Fund’s accounting agent or pricing vendor as the principal exchange (the “principal exchange”). The closing price provided by the pricing vendor for a principal exchange may differ and may represent information such as last sales price, an official closing price, a closing auction price or other information, depending on exchange or market convention. Absent closing price information from the principal exchange as of the time of valuation, the security was valued using the closing price on another exchange on which the security traded (if such price is made available by the pricing vendor) or the most recent bid quotation on the principal exchange or, if not available, another exchange or in the over-the-counter market, except that securities listed on the London Stock Exchange were valued at the mean of the most recent bid and asked quotations as of the time of valuation. Short-term investments, other than repurchase agreements, maturing within sixty days from the valuation date were valued at amortized cost, which approximates market value.

Securities for which prices were not readily available were valued by Artisan Funds’ valuation committee (the “valuation committee”) at a fair value determined in good faith under procedures established by and under the general supervision of Artisan Funds’ Board of Directors (the “Board of Directors”). A price was considered to be not readily available if, among other things, the valuation committee believed that the price determined as described in the preceding paragraph did not reflect a fair value of the security.

Emerging Markets Fund, Global Value Fund, International Fund, International Small Cap Fund and International Value Fund generally invested a significant portion, and perhaps as much as substantially all, of their total assets in securities principally traded in markets outside the U.S. Each of the other Funds had the ability to invest, and some Funds did invest, in securities principally traded outside the U.S. The foreign markets in which the Funds invested were sometimes open on days when the NYSE was not open and the Funds did not calculate their NAVs, and sometimes were not open on days when the Funds did calculate their NAVs. Even on days on which both the foreign market and the NYSE were open, several hours may have passed between the time when trading in the foreign market closed and the time as of which the Funds calculate their NAVs. That was generally the case for markets in Europe, Asia, Australia and other far eastern markets; the regular closing time of foreign markets in North and South America was generally the same as the closing time of the NYSE and the time as of which the Funds calculated their NAVs.

The valuation committee concluded that a price determined under the Funds’ valuation procedures was not readily available if, among other things, the valuation committee believed that the value of the security might have been materially affected by events occurring after the close of the market in which the security was principally traded but before the time for determination of NAV (“subsequent event”). A subsequent event might include a company-specific development (for example, announcement of a merger that is made after the close of the foreign market), a development that might affect an entire market or region (for example, imposition of foreign exchange controls by a foreign government), a potentially global development (such as a terrorist attack that may be expected to have an impact on investor expectations worldwide) or a significant change in one or more U.S. securities indexes. Artisan Funds monitored for subsequent events using several tools. An indication by any of those tools of a potential material change in the value of securities resulted in either a meeting of the valuation committee, which considered whether a subsequent event had occurred and whether local market closing prices continued to represent fair values for potentially affected non-U.S. securities, and/or a valuation based on information provided by a third party research service. This third party research service was used to assist in determining estimates of fair values for foreign securities. That service utilized statistical data based on historical performance of securities, markets and other data in developing factors used to estimate a fair value.

Estimates of fair values utilized by the Funds as described above may differ from the value realized on the subsequent sale of those securities and from quoted or published prices for those securities. The differences may have been material to the NAV of the applicable Fund or to the information presented.

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social, and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions.

(C)	Repurchase agreements:

Each Fund may enter into repurchase agreements with institutions that Artisan Partners Limited Partnership (“the Adviser”) determined were creditworthy pursuant to criteria adopted by the Board of Directors. Repurchase agreements were recorded at cost plus accrued interest and were collateralized in an amount greater than or equal to the repurchase price plus accrued interest. Collateral was held by the Funds’ custodian and in the event of default on the obligation of the counterparty to repurchase, the Funds had the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the proceeds from any sale of such collateral were less than the repurchase price, the Fund would have suffered a loss.

(D)	Depository receipts:

Each of the Funds may invest in depository receipts. Depository receipts are typically issued by a financial institutional (a “depository”), evidencing ownership interests in a security issued by an issuer and deposited with the depository.

(E)	Foreign currency translation:

Values of foreign investments, open foreign currency forward contracts, payables for capital gains taxes and cash denominated in foreign currencies were translated into U.S. dollars using a spot market rate of exchange as of the time of determination of each Fund’s NAV on the day of valuation. Payables and receivables for securities transactions, dividend and reclaim receivables and other receivables and payables denominated in a foreign currency were translated into U.S. dollars using a spot market rate of exchange as of 12:00 p.m. (Eastern Time) on the day of valuation, unless otherwise directed by the valuation committee. Purchases and sales of investments and dividend and interest income were translated into U.S. dollars using a spot market rate of exchange as of 12:00 p.m. (Eastern Time) on the date of such transactions.

(F)	Investment transactions:

Security transactions were accounted for no later than one business day after trade date, in accordance with applicable law. However, for financial reporting purposes, security transactions were recorded on trade date in accordance with United States generally accepted accounting principles. The cost of securities purchased and the proceeds from the sale of securities (excluding short-term securities) for the three months ended December 31, 2007 were as follows:

Fund	Security Purchases	Security Sales
Emerging Markets	$61,062,780	$3,623,633
Global Value(1)	5,997,854	262,693
International	2,762,278,305	3,029,548,559
International Small Cap	179,107,589	227,762,885
International Value	227,070,561	387,413,534
Mid Cap	1,297,291,005	1,105,318,039
Mid Cap Value	542,919,523	538,152,638
Opportunistic Value	24,986,115	56,553,443
Small Cap	220,593,900	275,999,584
Small Cap Value	361,196,131	539,001,448

(1)	For the period from commencement of operations (December 10, 2007) through December 31, 2007.

(G)	Information for Federal income tax purposes:

For Federal income tax purposes, the cost of investments, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation on investments as of December 31, 2007 were as follows:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation) on Investments
Emerging Markets	$75,183,055	$5,621,082	$(1,294,461)	$4,326,621
Global Value	6,324,434	26,801	(194,652)	(167,851)
International	13,253,464,794	4,799,265,771	(187,104,622)	4,612,161,149
International Small Cap	952,715,623	441,746,076	(65,272,421)	376,473,655
International Value	1,484,794,484	198,805,962	(91,629,923)	107,176,039
Mid Cap	5,030,388,769	1,476,128,626	(202,802,927)	1,273,325,699
Mid Cap Value	3,051,343,654	340,275,470	(369,964,735)	(29,689,265)
Opportunistic Value	254,194,934	11,711,411	(29,843,214)	(18,131,803)
Small Cap	956,963,100	155,811,306	(80,787,227)	75,024,079
Small Cap Value	1,873,618,978	183,591,226	(263,014,576)	(79,423,350)

The difference between cost of investments for financial reporting and cost of investments for Federal income tax purposes was due primarily to timing differences in recognizing certain gains and losses on security transactions (e.g., wash sale loss deferrals and passive foreign investment company transactions).

(H)	Transactions in securities of affiliates:

The table below shows information about securities of the Funds’ “affiliates” (as defined below) that were held by the Funds, purchased or sold by the Funds, or from which dividends were received by the Funds during the three months ended December 31, 2007. The Funds have identified a company as an affiliate for the purpose of this report if one or more of the Funds owned, in the aggregate, voting securities that it believed represented 5% or more of that company’s outstanding voting securities (as defined by the Investment Company Act of 1940) during the three months ended December 31, 2007.

		As of 9/30/07					As of 12/31/07
Fund	Security	Share Balance	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividend Income(1)	Share Balance	Value
	Global Value(2)
	Credit Saison Co., Ltd.(3)(4)	—	$145,075	$—	$—	$—	4,925	$134,387
	Total(5)		$145,075	$—	$—	$—		$0
International
	Credit Saison Co., Ltd.(3)	8,625,200	$—	$57,864,681	$(11,187,783)	$—	6,935,250	$189,239,615
	Total(5)		$—	$57,864,681	$(11,187,783)	$—		$0
	International Small Cap
	CDNetworks Co., Ltd.(6)	533,656	$—	$1,092,679	$(585,309)	$—	503,794	$8,569,491
	Spazio Investment NV	1,718,422	—	—	—	471,397	1,718,422	29,772,170
	Total(5)		$—	$1,092,679	$(585,309)	$471,397		$38,341,661
	International Value
	Benfield Group Plc(3)	11,229,422	$647,037	$2,787,464	$(365,004)	$917,826	10,945,056	$60,350,635
	Credit Saison Co., Ltd.(3)	2,009,500	—	11,142,957	1,836,908	—	1,578,700	43,077,406
	Pfeiffer Vacuum Technology AG	499,995	—	2,261,918	1,325,994	—	455,892	36,520,670
	SurfControl PLC(3)	1,622,708	—	13,618,504	9,572,504	—	—	—
	Total(5)		$647,037	$29,810,843	$12,370,402	$917,826		$36,520,670
	Mid Cap
	Chico’s FAS, Inc.(3)(6)	5,456,168	$2,547,668	$90,118,793	$(46,549,030)	$—	1,622,668	$14,652,692
	Intermec, Inc.(6)	3,770,200	558,793	—	—	—	3,792,600	77,027,706
	Total(5)		$3,106,461	$90,118,793	$(46,549,030)	$—		$77,027,706
	Mid Cap Value
	Acuity Brands, Inc.(4)	—	$95,589,025	$—	$—	$153,960	2,097,900	$94,405,500
	Benchmark Electronics, Inc.(4)(6)	2,045,800	7,939,587	—	—	—	2,410,900	42,745,257
	Chico’s FAS, Inc.(3)(6)	3,359,400	3,230,775	—	—	—	3,667,500	33,117,525
	Rent-A-Center, Inc.(6)	3,768,900	—	—	—	—	3,768,900	54,724,428
	Zale Corporation(6)	2,323,600	—	—	—	—	2,323,600	37,317,016
	Total(5)		$106,759,387	$—	$—	$153,960		$229,192,201
	Opportunistic Value
	Chico’s FAS, Inc.(3)(6)	260,400	$—	$—	$—	$—	260,400	$2,351,412
	Total(5)		$—	$—	$—	$—		$0
	Small Cap
	DSP Group, Inc.(3)(4)(6)	763,600	$471,743	$6,225,817	$(2,503,579)	$—	524,600	$6,400,120
	Total(5)		$471,743	$6,225,817	$(2,503,579)	$—		$0
	Small Cap Value
	Acuity Brands, Inc.(4)	—	$16,527,336	$145,010	$(1,602)	$—	405,000	$18,225,000
	America Service Group Inc.(6)	603,600	390,835	549,769	(372,784)	—	628,000	4,603,240
	AMN Healthcare Services, Inc.(6)	2,114,100	—	838,964	(232,047)	—	2,077,400	35,668,958
	Benchmark Electronics, Inc.(4)(6)	1,183,900	7,605,172	2,214,179	(464,143)	—	1,433,200	25,410,636
	Celadon Group, Inc.(3)	1,304,800	—	21,340,969	(12,687,690)	—	—	—
	Chico’s FAS, Inc.(3)(4)(6)	—	9,583,996	—	—	—	934,900	8,442,147
	Commercial Vehicle Group, Inc(6)	1,253,500	—	2,713,568	(976,808)	—	1,127,300	16,345,850
	Cross Country Healthcare, Inc.(6)	2,363,300	—	619,108	(156,181)	—	2,329,700	33,174,928
	Diamond Management & Technology Consultants, Inc.(4)	1,107,900	7,719,900	842,661	(320,150)	625,555	1,959,300	14,244,111
	DSP Group, Inc.(3)(4)(6)	634,900	—	1,381,216	(524,574)	—	563,700	6,877,140
	Ethan Allen Interiors Inc.(3)	1,554,100	—	4,534,201	(1,006,435)	341,902	1,427,900	40,695,150
	Gevity HR, Inc.	1,428,600	—	2,972,307	(2,203,013)	128,574	1,293,700	9,948,553
	Hudson Highland Group, Inc.(4)(6)	797,500	5,989,577	824,131	(364,182)	—	1,325,900	11,150,819
	Intevac, Inc.(6)	1,121,800	2,326,743	1,908,833	(545,714)	—	1,170,200	17,014,708
	LTX Corporation(6)	3,758,100	—	2,181,535	(1,180,982)	—	3,371,100	10,720,098
	MarineMax, Inc.(6)	1,231,200	—	737,235	(304,594)	—	1,202,400	18,637,200
	Medical Staffing Network Holdings,Inc.(6)	1,639,200	—	151,202	(53,950)	—	1,621,100	9,775,233
	National Dentex Corporation(6)	413,500	—	—	—	—	413,500	6,665,620
	Orbotech, Ltd.(6)	2,537,400	1,764,620	1,750,958	(656,100)	—	2,582,000	45,314,100
	Rent-A-Center, Inc.(6)	1,821,100	—	3,638,056	(1,467,669)	—	1,685,500	24,473,460
	Rudolph Technologies, Inc.(3)(4)(6)	516,700	12,912,827	983,013	(229,771)	—	1,406,400	15,920,448
	SI International Inc.(6)	1,127,900	—	1,619,764	(323,387)	—	1,079,000	29,640,130
	Stewart Information Services Corporation	1,615,500	—	1,344,708	(672,948)	1,211,625	1,588,900	41,454,401
	Xyratex Ltd(3)(4)(6)	1,400,700	1,225,699	2,179,093	(779,775)	—	1,368,800	21,627,040
	Zale Corporation(6)	1,586,600	636,861	1,519,503	(555,499)	—	1,562,100	25,087,326
	Total(5)		$66,683,566	$56,989,983	$(26,079,998)	$2,307,656		$397,554,371

(1)	Net of foreign taxes withheld, if any.
(2)	For the period from commencement of operations (December 10, 2007) through December 31, 2007.
(3)	Issuer was no longer an affiliate as of December 31, 2007.
(4)	Issuer was not an affiliate as of September 30, 2007.
(5)	Total value as of 12/31/07 is presented for only those issuers that were affiliates as of December 31, 2007.
(6)	Non-income producing security.

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers have concluded, based on an evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the “Disclosure Controls”) as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-Q (the “Report”), the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant’s management, including the registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2), attached hereto as Exhibits (a)(1) and (a)(2)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Artisan Funds, Inc.

By:	/s/ Andrew A. Ziegler
Andrew A. Ziegler
Principal Executive Officer
Date:	February 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew A. Ziegler
Andrew A. Ziegler
Principal Executive Officer
Date:	February 19, 2008

By:	/s/ Lawrence A. Totsky
Lawrence A. Totsky
Principal Financial Officer

Date:	February 19, 2008